Noncontrolling Interests	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Noncontrolling Interests

19. NONCONTROLLING INTERESTS

Yunding
RMB
Balance as of January 1, 2017	—
Addition of noncontrolling interest in connection with acquisition (a)	2,976
Loss attributed to noncontrolling interest shareholders	(587)
Balance as of January 1, 2018	2,389
Loss attributed to noncontrolling interest shareholders	(3,726)
Balance as of December 31, 2018	(1,337)

(a)	In July 2017, the Group purchased an additional 22% of Yunding resulting in the Group controlling Yunding with 57% ownership. See Note 3.